Schedule of Note Payable (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Total Notes payable	$ 10,529,806	$ 10,784,756	$ 10,584,037	$ 8,884,513
Less current portion	(864,557)	(1,001,395)	(1,337,490)
Total notes payable, net of current	9,665,249	9,783,361	9,246,547	$ 8,062,890
Secured Promissory Note [Member] | November 2018 [Member]
Short-Term Debt [Line Items]
Total Notes payable	272,981	285,666	225,140
Small Business Administration Loan [Member]
Short-Term Debt [Line Items]
Total Notes payable	$ 11,000	$ 11,000	$ 11,000
Interest rate	1.00%	1.00%	1.00%
Secured Promissory Note One [Member] | May 25, 2023 [Member]
Short-Term Debt [Line Items]
Total Notes payable	$ 5,685,501	$ 5,840,539	$ 4,846,714
Secured Promissory Note Two [Member] | September 19, 2023 [Member]
Short-Term Debt [Line Items]
Total Notes payable	$ 4,199,000	$ 4,199,000	$ 4,199,000
Interest rate	4.00%	4.00%	4.00%
Secured Promissory Note Three [Member] | September Twenty Two Thousand Twenty Four [Member]
Short-Term Debt [Line Items]
Total Notes payable	$ 13,945	$ 27,892
Interest rate	19.00%	19.00%
Secured Promissory Note Three [Member] | July 8, 2024 [Member]
Short-Term Debt [Line Items]
Total Notes payable			$ 249,900
Interest rate		15.00%	15.00%
Secured Promissory Note Four [Member] | September Twenty Two Thousand Twenty Four [Member]
Short-Term Debt [Line Items]
Interest rate		19.00%	19.00%
Secured Promissory Note Four [Member] | April 2025 [Member]
Short-Term Debt [Line Items]
Total Notes payable		$ 65,326
Interest rate	12.00%	12.00%
Secured Promissory Note Four [Member] | July 3, 2024 [Member]
Short-Term Debt [Line Items]
Total Notes payable			$ 1,000,000
Interest rate		10.00%	10.00%
Secured Promissory Note Five [Member] | September Twenty Two Thousand Twenty Four [Member]
Short-Term Debt [Line Items]
Total Notes payable		$ 27,892	$ 52,283
Secured Promissory Note Five [Member] | April 2025 [Member]
Short-Term Debt [Line Items]
Total Notes payable	$ 308,989	$ 308,989
Interest rate	20.00%	20.00%
Secured Promissory Note Six [Member] | April 2025 [Member]
Short-Term Debt [Line Items]
Total Notes payable		$ 65,326
Interest rate		12.00%	12.00%
Secured Promissory Note Six [Member] | May Two Thousand Twenty Five [Member]
Short-Term Debt [Line Items]
Total Notes payable	$ 38,390	$ 46,344
Interest rate	16.00%	16.00%
Secured Promissory Note Seven [Member] | April 2025 [Member]
Short-Term Debt [Line Items]
Total Notes payable		$ 308,989
Interest rate		20.00%	20.00%
Secured Promissory Note Nine [Member] | May Two Thousand Twenty Five [Member]
Short-Term Debt [Line Items]
Total Notes payable		$ 46,344
Interest rate		16.00%	16.00%